Quarterly Results of Operations (Unaudited) (Schedule Of CY Quarterly Profit And Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations (Unaudited) [Abstract]
Revenue	$ 1,587,522	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 4,548,677	$ 4,550,548	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses	623,872	650,495	617,221	607,095	614,434	635,789	654,163	630,015	584,069	1,840,121	1,826,917	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	433,595	431,841	424,050	398,123	423,628	421,952	402,160	420,436	372,710	1,257,224	1,253,290	1,673,447	1,617,258	1,570,212
Corporate expenses	92,204	76,861	73,921	71,158	69,198	64,016	54,247	56,486	52,347	253,524	218,621	288,028	227,096	284,042
Depreciation and amortization	177,330	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	539,246	539,555	729,285	763,306	732,869
Impairment charges		37,651	0	0	0	7,614	0	0	0			37,651	7,614	15,364
Other operating income (expense) - net	6,186	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	9,694	47,159	48,127	12,682	(16,710)
Operating income (loss)	266,707	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	668,256	759,324	1,070,050	1,054,724	864,841
Interest expense	438,404	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,231,437	1,148,093	1,549,023	1,466,246	1,533,341
Loss on marketable securities		(4,580)	0	0	0	(4,827)	0	0	0			(4,580)	(4,827)	(6,490)
Equity in earnings of nonconsolidated affiliates	3,983	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	13,595	11,914	18,557	26,958	5,702
Gain (loss) on extinguishment of debt		(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(3,888)	(15,167)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,709	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	(17,389)	(1,679)	250	(3,169)	(13,834)
Income (loss) before income taxes	(165,974)	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(439,934)	(393,701)	(719,469)	(394,007)	(622,833)
Income tax benefit	73,802	128,986	13,232	8,663	157,398	3,468	20,665	9,184	92,661	158,650	179,293	308,279	125,978	159,980
Consolidated net loss	(92,172)	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(281,284)	(214,408)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	9,683	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	16,372	18,807	13,289	34,065	16,236
Net income (loss) attributable to the Company	(101,855)	(191,264)	(50,561)	(39,025)	(143,629)	(43,027)	(74,056)	(53,179)	(131,832)	(297,656)	(233,215)	(424,479)	(302,094)	(479,089)
Scenario, Previously Reported [Member]
Operating Expenses [Abstract]
Direct operating expenses			624,526
Selling, general and administrative expenses			419,855
Corporate expenses			$ 70,811